Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	CK0000080019
Entity Registrant Name	ALLIANZ LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000080019
Entity Filer Category	Non-accelerated Filer